Trade and other receivables (Tables)	12 Months Ended
Dec. 31, 2022
Texts Block [Abstract]
Summary of Trade and other receivables

	2022	2021
(in $ millions)	$	$
Current
Trade receivables	120	117
Less: Loss allowance (see Note 24)	(20)	(22)
	100	95
Loans and advances	207	118
Less: Loss allowance (see Note 24)	(22)	(11)
	185	107
Payment cycle receivables	108	71
Less: Loss allowance	(21)	(18)
	87	53
	372	255